Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies
Schedule of estimated useful lives of the assets

Estimated useful life
Office furniture and equipment	3 or 5 years
Office computer equipment	3 years
Servers and network equipment	3 years
Software	3 years
Digital locks*	3 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets of up to 3 years

* The Company’s apartment rental operations required the usage of digital locks to secure the apartments being rented out.